Notes to Consolidated Statements of Cash Flows - Summary of Information About Cash Flow for Leases (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information About Cash Outflow for Leases [Abstract]
Within operating activities	€ (22,614)	€ (13,625)	€ (5,690)
Within investing activities	(1,454)	22,997	(357)
Within financing activities	(41,364)	(40,691)	(41,601)
Total cash outflow for leases	€ (65,432)	€ (31,319)	€ (47,648)